Intangible Assets - Summary of Components of Intangible Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 15, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Amount	$ 117,124,000		$ 235,000
Accumulated Amortization	300,000	$ 0	0
Net Carrying Value	116,824,000		235,000
Franchise Agreements [Member]
Finite Lived Intangible Assets [Line Items]
Amount	24,839,000
Accumulated Amortization	147,000
Net Carrying Value	24,692,000
Trade names / Trademarks [Member]
Finite Lived Intangible Assets [Line Items]
Amount	83,033,000		25,000
Accumulated Amortization	115,000
Net Carrying Value	82,918,000		25,000
Liquor License [Member]
Finite Lived Intangible Assets [Line Items]
Amount	235,000		210,000
Net Carrying Value	235,000		$ 210,000
Reef Kitchens License Agreement [Member]
Finite Lived Intangible Assets [Line Items]
Amount	8,882,000
Accumulated Amortization	37,000
Net Carrying Value	8,845,000
VegeFi Product [Member]
Finite Lived Intangible Assets [Line Items]
Amount	135,000
Accumulated Amortization	1,000
Net Carrying Value	$ 134,000